Revenue - Schedule of Disaggregates the Group’s Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	$ 10,289,681	$ 12,733,339	$ 22,028,303
Total revenue	10,289,681	12,733,339	22,028,303
Cross-border sales [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	6,476,939	10,587,053	17,907,407
Fully managed e-commerce operation services [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	3,280,002
Digital marketing services [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	312,180	1,527,247	3,945,353
Others [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	$ 220,560	$ 619,039	$ 175,543